Financial assets held to maturity (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt instruments
Government and government agencies		SFr 7,476	SFr 7,416
of which: USA		4,833	4,688
of which: Germany		1,682	1,708
of which: France		669	867
Banks		1,689	1,873
Total financial assets held to maturity	[1]	9,166	9,289
UBS AG
Debt instruments
Government and government agencies		7,476	7,416
of which: USA		4,833	4,688
of which: Germany		1,682	1,708
of which: France		669	867
Banks		1,689	1,873
Total financial assets held to maturity	[1]	SFr 9,166	SFr 9,289

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.